 September 17, 2025

BNY MELLON FUNDS TRUST

BNY Mellon Bond Fund
BNY Mellon Intermediate Bond Fund
BNY Mellon Corporate Bond Fund
BNY Mellon National Intermediate Municipal Bond Fund
BNY Mellon National Short-Term Municipal Bond Fund
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
BNY Mellon Municipal Opportunities Fund
BNY Mellon Asset Allocation Fund
(each, a “fund” and collectively, the “funds”)

Supplement to Current Prospectus

In connection with an internal realignment of certain investment personnel at BNY Mellon Investment Adviser, Inc. (“BNYIA”), each fund’s investment adviser, and BNY Wealth, effective on or about October 1, 2025 (the “Effective Date”), the portfolio managers responsible for managing each fund’s investments (with respect to BNY Mellon Asset Allocation Fund, only the portfolio manager responsible for managing the portion of the fund’s assets allocated to individual fixed-income securities) as employees of BNYIA will become employees of Insight North America LLC (“INA”), an affiliate of BNYIA, and will no longer be employees of BNYIA or BNY Wealth. To enable these portfolio managers to continue to manage the funds’ respective investments after the Effective Date, BNYIA engaged INA, effective as of the Effective Date, to serve as each fund’s sub-adviser, pursuant to a sub-investment advisory agreement between BNYIA and INA (the “Sub-Advisory Agreement”) approved by the Board of Trustees of BNY Mellon Funds Trust. As sub-adviser to each fund, INA will provide the day-to-day management of the respective fund’s portfolio assigned to INA, subject to BNYIA’s supervision and approval.

Each fund’s portfolio managers who are currently responsible for the day-to-day management of the fund’s investments will continue to manage the fund’s investments as of the Effective Date, albeit as employees of INA instead of BNYIA. It is currently anticipated that there will be no material changes to a fund’s investment objective, strategies or policies, no reduction in the nature, extent or quality of services provided to the fund, and no increase in the management fee payable by the fund as a result of the engagement of INA as the fund’s sub-adviser. As to each fund, BNYIA (and not the fund) will pay INA a monthly sub-investment advisory fee, pursuant to the Sub-Advisory Agreement.

In connection with these changes for each fund, effective on the Effective Date:

The following information supersedes and replaces any contrary information contained in the section “Fund Summary – Portfolio Management” in the prospectus:

The fund’s investment adviser is BNY Mellon Investment Adviser, Inc. (BNYIA). BNYIA has engaged its affiliate, Insight North America LLC (INA), to serve as the fund’s sub-investment adviser.

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The following information supplements the information contained in the section “Fund Details – Management – Sub-Advisers” in the prospectus:

BNYIA has engaged its affiliate, Insight North America LLC, to serve as the sub-adviser of: (i) BNY Mellon Bond Fund; (ii) BNY Mellon Intermediate Bond Fund; (iii) BNY Mellon Corporate Bond Fund; (iv) BNY Mellon National Intermediate Municipal Bond Fund; (v) BNY Mellon National Short-Term

Municipal Bond Fund; (vi) BNY Mellon Massachusetts Intermediate Municipal Bond Fund; (vii) BNY Mellon Municipal Opportunities Fund; and (viii) BNY Mellon Asset Allocation Fund responsible for the portion of the fund’s assets allocated to the individual fixed-income securities. INA, subject to BNYIA’s supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund’s assets or the portion of the respective fund’s assets allocated to INA, pursuant to the Sub-Advisory Agreement. INA is an indirect wholly-owned subsidiary of BNY registered in the United States with the Securities and Exchange Commission as an investment adviser. INA’s principal office is located at 200 Park Avenue, New York, New York 10166. As of June 30, 2025, INA had approximately $130 billion of assets under management. (Assets under management (AUM) is represented by the value of a client’s assets or liabilities managed by INA. These will primarily be the mark-to-market value of investments managed by INA, including collateral if applicable. Where a client mandate requires INA to manage some or all of a client’s liabilities, AUM will be equal to the value of the client’s specific liability benchmark and/or the notional value of other risk exposure through the use of derivatives.) A discussion regarding the basis for the board’s approving the Sub-Advisory Agreement will be available in the fund’s Form N-CSR for the six-month period ending February 28, 2026.

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In addition, effective on September 17, 2025:

The following information is added as the second to last paragraph in the section “Fund Summary – Principal Investment Strategy” in the prospectus for each of BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, and BNY Mellon Massachusetts Intermediate Municipal Bond Fund:

The fund’s portfolio manager(s) focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, the fund’s portfolio manager(s) use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. The fund’s portfolio manager(s) actively trade among various sectors and securities based on their apparent relative values. The fund seeks to invest in several different sectors and may overweight a particular sector depending on each sector’s relative value at a given time.

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The following information is added as the fifth paragraph in the section entitled “Fund Details” in the prospectus for each of BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, and BNY Mellon Massachusetts Intermediate Municipal Bond Fund:

The fund’s portfolio manager(s) focus on identifying undervalued sectors and securities and minimizes the use of interest rate forecasting. The fund’s portfolio manager(s) select municipal bonds for the fund’s portfolio by:

● Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

● Actively trading among various sectors and securities, including pre-refunded, general obligation and revenue bonds, based on their apparent relative values. The fund seeks to invest in several different sectors and may overweight a particular sector depending on each sector’s relative value at a given time.********

MFTS0925

September 17, 2025

BNY MELLON FUNDS TRUST

BNY Mellon Bond Fund
BNY Mellon Intermediate Bond Fund
BNY Mellon Corporate Bond Fund
BNY Mellon National Intermediate Municipal Bond Fund
BNY Mellon National Short-Term Municipal Bond Fund
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
BNY Mellon Municipal Opportunities Fund
BNY Mellon Asset Allocation Fund
(each, a “fund” and collectively, the “funds”)

Supplement to Current Statement of Additional Information

In connection with an internal realignment of certain investment personnel at BNY Mellon Investment Adviser, Inc. (“BNYIA”), each fund’s investment adviser, and BNY Wealth, effective on or about October 1, 2025 (the “Effective Date”), the portfolio managers responsible for managing each fund’s investments (with respect to BNY Mellon Asset Allocation Fund, only the portfolio manager responsible for managing the portion of the fund's assets allocated to individual fixed-income securities) as employees of BNYIA will become employees of Insight North America LLC (“INA”), an affiliate of BNYIA, and will no longer be employees of BNYIA or BNY Wealth. To enable these portfolio managers to continue to manage the funds’ respective investments after the Effective Date, BNYIA engaged INA, effective as of the Effective Date, to serve as each fund’s sub-adviser, pursuant to a sub-investment advisory agreement between BNYIA and INA approved by the Board of Trustees of BNY Mellon Funds Trust.

In connection with these changes for each fund, effective on the Effective Date:

The following information supplements the information contained in the section of the Statement of Additional Information entitled “Advisers’ Compensation; Compliance Services – Advisers’ Compensation”

The contractual fee rates payable by BNYIA to INA are as follows (expressed as an annual rate as a percentage of the fund’s average daily net assets allocated to INA):

Fund Name	Sub-Investment Advisory Fee (paid by BNYIA)
BNY Mellon Bond Fund	0.20%
BNY Mellon Intermediate Fund	0.20%
BNY Mellon Corporate Bond Fund	0.20%
BNY Mellon National Intermediate Municipal Bond Fund	0.175%
BNY Mellon National Short-Term Municipal Bond Fund	0.175%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	0.175%
BNY Mellon Municipal Opportunities Fund	0.25%
BNY Mellon Asset Allocation Fund (fixed-income portion of the BNY Mellon Asset Allocation Fund’s portfolio)	0.20%

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GRP12-SAISTK-0925